Accounts Payable and Accrued Liabilities (Details) - Schedule of accounts payable and accrued liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Accounts payable	$ 386,030	$ 552,357
Due to related parties	302,883	551,815
Accrued liabilities	143,486	355,535
Total	$ 832,399	$ 1,459,707